Revenue and Other Income (Details) - Schedule of Analysis of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Analysis of Revenue [Line Items]
REVENUE	$ 80,671,081	$ 68,132,256	$ 61,882,481
Internet leads generation and marketing service income [Member]
Schedule of Analysis of Revenue [Line Items]
REVENUE	75,794,855	64,930,368	59,301,412
Insurance commission income [Member]
Schedule of Analysis of Revenue [Line Items]
REVENUE	3,362,745	1,665,997	907,338
Marketing income [Member]
Schedule of Analysis of Revenue [Line Items]
REVENUE	1,026,223	1,079,027	1,355,760
Events income [Member]
Schedule of Analysis of Revenue [Line Items]
REVENUE	$ 487,258	$ 456,864	$ 317,971